UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 4/30

Date of reporting period: 7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Martin Focused Value Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 12.36%

Consumer Discretionary - 4.10%
Garmin Ltd.	2,750	$110,220
Wal-Mart Stores, Inc.	3,965	309,032

		419,252

Healthcare - 1.60%
Stryker Corp.	2,325	163,819

Industrials - 6.66%
Gentex Corp.	30,175	681,352

TOTAL COMMON STOCKS (Cost $982,300)		1,264,423

	Principal Amount
U.S. Government Securities - 78.02%
U.S. Treasury Bill 0.000%, 09/19/2013*	$700,000	699,976
U.S. Treasury Note 0.750%, 12/15/2013	4,000,000	4,010,080
U.S. Treasury Note, 0.750%, 06/15/2014	750,000	754,028
U.S. Treasury Note, 1.250%, 03/15/2014	2,500,000	2,518,018

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,980,368)		7,982,102

	Shares
Money Market Securities - 7.65%
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	782,853	782,853

TOTAL MONEY MARKET SECURITIES (Cost $782,853)		782,853

	Outstanding Contracts
Put Options Purchased - 0.34%
Standard & Poor’s 500 Index, Put @ $1000, Expiring December 2013 (b) *	62	3,100
Standard & Poor’s 500 Index, Put @ $1500, Expiring September 2013 (b) *	30	8,400
Standard & Poor’s 500 Index, Put @ $1400, Expiring December 2013 (b) *	28	23,464

TOTAL PUT OPTIONS PURCHASED (Cost $346,454)		34,964

TOTAL INVESTMENTS (Cost $10,091,975) - 98.37%		$10,064,342

Other assets less liabilities - 1.63%		167,244

TOTAL NET ASSETS - 100.00%		$10,231,586

(a)	Variable rate security; the money market rate shown represents the rate at July 31, 2013.
(b)	Each put contract has a multiplier of 100 shares.
*	Non-Income producing security.

Tax related At July 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$283,971
Gross unrealized (depreciation)	(83,675)

Net unrealized appreciation (depreciation)	$200,296

Aggregate cost of securities for income tax purposes	$9,864,046

See accompanying notes which are an integral part of the financial statements.

Martin Focused Value Fund

Related Notes to the Schedule of Investments

July 31, 2013

(Unaudited)

Security Transactions and Related Income – The Martin Focused Value Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts). All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Writing Options – The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The investment objective of the Fund as it relates to derivative investments is an effort to manage risk or generate returns.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Martin Focused Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Martin Capital Management, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as U.S. Government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Martin Focused Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2013

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,264,423	$—	$—	$1,264,423
U.S. Government Securities	—	7,982,102	—	7,982,102
Money Market Securities	782,853	—	—	782,853
Put Options Purchased	34,964	—	—	34,964

Total	$2,082,240	$7,982,102	$—	$10,064,342

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013, the Fund had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

Toreador Core Fund

Schedule of Investments

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.19%

Consumer Discretionary - 6.91%
AMC Networks, Inc. - Class A (a)	7,605	$519,117
Carnival Corp.	28,466	1,054,096
JC Penney Co., Inc. (a)(d)	75,000	1,095,000
Priceline.com, Inc. (a)	669	585,823
Viacom, Inc. - Class B	7,819	568,989
Visteon Corp. (a)	7,967	524,786

		4,347,811

Consumer Staples - 1.59%
Bunge Ltd.	6,743	512,535
Green Mountain Coffee Roasters, Inc. (a)	6,340	489,321

		1,001,856

Energy - 3.29%
Alpha Natural Resources, Inc. (a)	199,520	1,085,389
Phillips 66	8,142	500,733
Tesoro Corp.	8,534	485,158

		2,071,280

Financials - 34.76%
Assured Guaranty Ltd.	20,500	443,620
Bank of America Corp.	688,522	10,052,421
CBOE Holdings, Inc.	13,453	673,995
Discover Financial Services	11,469	567,830
Everest Re Group Ltd.	3,675	490,723
Genworth Financial, Inc. (a)	45,506	591,123
JPMorgan Chase & Co.	26,398	1,471,161
MetLife, Inc.	65,675	3,179,984
PartnerRe Ltd.	5,366	480,472
Popular, Inc. (a)	16,584	545,614
Protective Life Corp.	12,821	555,534
Prudential Financial, Inc.	7,493	591,722
Regions Financial Corp.	60,588	606,486
SLM Corp.	26,878	664,155
Travelers Cos., Inc./The	5,799	484,506
Validus Holdings Ltd.	13,214	468,172

		21,867,518

Health Care - 12.41%
AbbVie, Inc.	11,274	512,742
Aetna, Inc.	8,777	563,220
AmerisourceBergen Corp.	10,659	621,100
Amgen, Inc.	4,513	488,713
Celgene Corp. (a)	4,028	591,552
CIGNA Corp.	7,494	583,258
Edwards Lifesciences Corp. (a)	28,230	2,015,057
Eli Lilly & Co.	7,380	391,952
Endo Health Solutions, Inc. (a)	12,723	489,327
Laboratory Corporation of America Holdings (a)	4,462	431,654
Mylan, Inc. (a)	17,270	579,581
Omnicare, Inc.	10,198	538,352

		7,806,508

Industrials - 6.22%
Delta Air Lines, Inc.	29,368	623,483
Engility Holdings, Inc. (a)	21,249	692,505
Hertz Global Holdings, Inc. (a)	21,739	556,736
Spirit AeroSystems Holdings, Inc. - Class A (a)	61,538	1,560,604
Trinity Industries, Inc.	12,174	479,290

		3,912,618

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Investments - continued

July 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 94.19% - continued

Information Technology - 23.33%
Apple, Inc.	2,932	$1,326,730
CA, Inc.	18,252	542,814
Cisco Systems, Inc.	61,074	1,560,441
Fidelity National Information Services Inc	11,256	485,809
FleetCor Technologies Inc (a)	6,084	546,161
Gartner Inc (a)	8,344	500,723
Hewlett-Packard Co.	21,007	539,460
Intel Corp.	97,305	2,267,207
Microsoft Corp.	76,421	2,432,480
ON Semiconductor Corp. (a)	61,690	508,326
Oracle Corp.	28,787	931,259
STMicroelectronics NV (f)	54,113	461,584
Vantiv, Inc. - Class A (a)	19,011	495,997
VeriFone Systems, Inc. (a)	56,087	1,069,579
Western Digital Corp.	7,571	487,421
Yahoo!, Inc. (a)	18,457	518,457

		14,674,448

Materials - 4.93%
CF Industries Holdings, Inc.	2,630	515,506
Fibria Celulose SA (a)(e)	44,405	492,007
Goldcorp, Inc.	20,638	582,611
Huntsman Corp.	26,123	470,736
LyondellBasell Industries NV - Class A	7,728	530,991
Newmont Mining Corp.	17,077	512,310

		3,104,161

Utilities - 0.75%
AES Corp. / The	38,058	473,442

TOTAL COMMON STOCKS (Cost $49,743,503)		59,259,642

Exchange-Traded Funds - 1.91%
SPDR S&P 500 ETF Trust	7,142	1,204,570

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,191,744)		1,204,570

Money Market Securities - 3.01%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	1,895,329	1,895,329

TOTAL MONEY MARKET SECURITIES (Cost $1,895,329)		1,895,329

	Outstanding Contracts
Call Options Purchased - 0.99%
Intel Corp./ January 2015/ Strike $20.00 (a)(c)	1,000	402,000
Microsoft Corp./ January 2015/ Strike $25.00 (a)(c)	300	221,700

TOTAL CALL OPTIONS PURCHASED (Cost $582,097)		623,700

TOTAL INVESTMENTS (Cost $53,412,673) - 100.11%		$62,983,241

TOTAL WRITTEN CALL OPTIONS (Premiums Received $49,980) - (0.08)%		$(51,000)

Liabilities in excess of other assets - (0.03)%		(16,729)

TOTAL NET ASSETS - 100.00%		$62,915,512

(a)	Non-income producing.
(b)	Variable rate security; the rate shown represents the 7 day yield at July 31, 2013.
(c)	The option contract has a multiplier of 100 shares.
(d)	All or a portion of security is subject to call.
(e)	American Depository Receipts.
(f)	New York Registered Shares.

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Schedule of Written Options

July 31, 2013

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.08)%
JC Penney Co., Inc./ January 2014/ Strike $19.00 (a)(b)	500	$(51,000)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $49,980) - (0.08)%		$(51,000)

(a)	The option contract has a multiplier of 100 shares.
(b)	Non-income producing.

Tax related: At July 31, 2013, the net unrealized appreciation (depreciation) of investments, excluding written options, for tax purposes was as follows:

Unrealized appreciation	$12,243,182
Unrealized depreciation	(2,712,447)

Net unrealized appreciation	$9,530,735

Aggregate cost of securities for income tax purposes	$53,452,506

See accompanying notes which are an integral part of these financial statements.

Toreador Core Fund

Notes to the Financial Statements

July 31, 2013

(Unaudited)

Security Transactions and Related Income – The Toreador Core Fund (“The Fund”) follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Options - The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position. As an example, the Fund may buy index options to serve as a hedge against overall fluctuations in the securities market represented by the relevant market index. The Fund may sell put or call options to enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. The Fund will sell call options only to the extent that it owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index.

Purchasing Call Options - As the holder of a call option, the Fund has the right to purchase the underlying security or currencies at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Writing Covered Call Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding. The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. In the event the option expires, premiums received are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received in determining realized gains or losses.

Toreador Core Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

Transactions in written options by the Fund during the year ended July 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at April 30, 2013	840	$88,990
Options exercised	(840)	(88,990)
Options written	500	51,000

Options outstanding at July 31, 2013	500	$51,000

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Toreador Research & Trading LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Toreador Core Fund

Notes to the Financial Statements - continued

July 31, 2013

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Call and put options that the Fund invests in and writes are generally traded on an exchange. These options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last mean price. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$59,259,642	$—	$—	$59,259,642
Exchange-Traded Funds	1,204,570	—	—	1,204,570
Money Market Securities	1,895,329	—	—	1,895,329
Call Options Purchased	623,700	—	—	623,700

Total	$62,983,241	$—	$—	$62,983,241

*	Refer to the Schedule of Investments for industry classifications

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Written Call Options	$(51,000)	$—	$—	$(51,000)

Total	$(51,000)	$—	$—	$(51,000)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2013, there were no transfers between levels. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of September 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Unified Series Trust

By
/s/ John C. Swhear
John C. Swhear, President

Date         09/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ John C. Swhear
John C. Swhear, President

Date         09/27/2013

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date         09/27/2013